Share-Based Compensation - Schedule of Black-Scholes option pricing model for stock options granted (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected term		7 years
Maximum [Member]
Expected term	7 years
Expected volatility	110.00%	100.00%
Risk free interest rate	1.52%	1.42%
Minimum [Member]
Expected term	6 years 3 months 18 days
Expected volatility	90.00%	95.00%
Risk free interest rate	0.83%	0.42%